LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–94.66%
Aerospace & Defense–3.57%
Airbus SE	26,168	$4,947,658
†Boeing Co.	101,902	20,281,555
L3Harris Technologies, Inc.	33,580	11,590,137
Lockheed Martin Corp.	45,863	27,719,139
RTX Corp.	19,913	3,841,218
		68,379,707
Air Freight & Logistics–1.78%
FedEx Corp.	69,550	24,772,319
United Parcel Service, Inc. Class B	94,824	9,328,785
		34,101,104
Automobile Components–0.05%
Autoliv, Inc.	8,814	926,880
		926,880
Automobiles–0.67%
Ford Motor Co.	502,849	5,802,877
General Motors Co.	93,862	6,992,719
		12,795,596
Banks–7.72%
1st Source Corp.	2,881	199,394
Bank of America Corp.	239,988	11,699,415
Bank OZK	13,712	629,244
Banner Corp.	4,810	291,871
Capital City Bank Group, Inc.	2,192	95,264
Central Pacific Financial Corp.	4,188	133,848
Citigroup, Inc.	346,672	39,316,072
Citizens Financial Group, Inc.	121,286	7,273,521
City Holding Co.	2,158	257,924
Columbia Banking System, Inc.	38,413	1,053,669
CVB Financial Corp.	17,144	332,422
East West Bancorp, Inc.	17,883	1,909,189
Fifth Third Bancorp	116,112	5,394,564
First Citizens BancShares, Inc. Class A	11,279	21,257,080
First Financial Corp.	2,188	138,282
German American Bancorp, Inc.	5,927	247,689
Independent Bank Corp.	2,645	88,078
JPMorgan Chase & Co.	51,792	15,235,135
Lakeland Financial Corp.	3,749	215,118
OFG Bancorp	5,889	238,269
Orrstown Financial Services, Inc.	3,219	116,142
Regions Financial Corp.	112,870	2,948,164
S&T Bancorp, Inc.	5,284	221,030
Wells Fargo & Co.	487,276	38,792,042
		148,083,426
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Beverages–3.05%
Coca-Cola Co.	255,103	$19,400,583
Keurig Dr. Pepper, Inc.	506,184	13,327,825
PepsiCo, Inc.	166,334	25,830,007
		58,558,415
Biotechnology–0.96%
Amgen, Inc.	52,551	18,490,069
		18,490,069
Broadline Retail–1.77%
†Amazon.com, Inc.	160,178	33,360,272
Macy's, Inc.	33,999	615,042
		33,975,314
Building Products–0.43%
Fortune Brands Innovations, Inc.	210,472	8,202,094
		8,202,094
Capital Markets–4.32%
ARES Management Corp. Class A	26,397	2,879,913
Artisan Partners Asset Management, Inc. Class A	9,485	345,159
Blackstone, Inc.	96,114	11,052,149
Carlyle Group, Inc.	140,696	6,808,279
Charles Schwab Corp.	222,418	20,902,844
Cohen & Steers, Inc.	3,687	230,622
Federated Hermes, Inc.	9,687	549,350
Intercontinental Exchange, Inc.	235,224	36,996,031
Moelis & Co. Class A	7,310	416,670
T. Rowe Price Group, Inc.	28,166	2,538,883
Virtus Investment Partners, Inc.	904	121,452
		82,841,352
Chemicals–2.09%
Air Products & Chemicals, Inc.	50,078	14,547,158
International Flavors & Fragrances, Inc.	136,346	9,891,902
PPG Industries, Inc.	146,239	15,630,025
		40,069,085
Commercial Services & Supplies–1.09%
Ennis, Inc.	3,677	78,761
Rentokil Initial PLC	3,351,644	20,800,054
		20,878,815
Communications Equipment–0.39%
Cisco Systems, Inc.	96,727	7,505,048
		7,505,048
LVIP BlackRock Dividend Value Managed Volatility Fund–1

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance–0.41%
Capital One Financial Corp.	42,530	$7,758,748
		7,758,748
Consumer Staples Distribution & Retail–1.71%
Dollar General Corp.	216,968	25,760,611
Target Corp.	58,091	7,040,629
		32,801,240
Containers & Packaging–0.74%
Crown Holdings, Inc.	142,148	14,250,337
		14,250,337
Diversified Telecommunication Services–2.95%
Comcast Corp. Class A	938,618	26,947,723
Verizon Communications, Inc.	589,874	29,611,675
		56,559,398
Electric Utilities–1.29%
American Electric Power Co., Inc.	60,528	7,934,010
Evergy, Inc.	205,050	16,797,696
		24,731,706
Electronic Equipment, Instruments & Components–0.85%
CDW Corp.	135,311	16,375,337
		16,375,337
Energy Equipment & Services–0.51%
SLB Ltd.	191,812	9,857,219
		9,857,219
Entertainment–1.11%
Walt Disney Co.	219,963	21,200,034
		21,200,034
Financial Services–1.20%
Federal Agricultural Mortgage Corp. Class C	1,231	182,619
Fidelity National Information Services, Inc.	479,228	22,480,585
Western Union Co.	40,957	357,555
		23,020,759
Food Products–0.60%
Archer-Daniels-Midland Co.	61,627	4,479,667
Flowers Foods, Inc.	27,630	225,184
General Mills, Inc.	68,263	2,540,749
Hershey Co.	18,993	3,948,455
Marzetti Co.	2,601	359,796
		11,553,851
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation–0.55%
CSX Corp.	137,541	$5,646,058
Union Pacific Corp.	20,068	4,868,898
		10,514,956
Health Care Equipment & Supplies–4.65%
Abbott Laboratories	176,221	18,092,610
Baxter International, Inc.	1,516,143	25,471,202
Becton Dickinson & Co.	131,726	20,711,279
Medtronic PLC	286,441	24,820,113
		89,095,204
Health Care Providers & Services–4.67%
Cardinal Health, Inc.	122,658	25,918,862
CVS Health Corp.	412,253	29,608,010
Elevance Health, Inc.	53,063	15,534,193
UnitedHealth Group, Inc.	68,289	18,478,321
		89,539,386
Health Care REITs–0.36%
Healthcare Realty Trust, Inc.	407,082	6,916,323
		6,916,323
Hotels, Restaurants & Leisure–0.19%
Darden Restaurants, Inc.	14,801	2,901,588
Vail Resorts, Inc.	4,585	588,347
Wendy's Co.	20,749	144,206
		3,634,141
Household Durables–0.00%
Ethan Allen Interiors, Inc.	3,110	69,229
		69,229
Household Products–1.16%
Kimberly-Clark Corp.	42,548	4,104,606
Procter & Gamble Co.	125,821	18,173,585
		22,278,191
Independent Power and Renewable Electricity Producers–0.01%
Clearway Energy, Inc. Class A	4,440	173,915
		173,915
Industrial Conglomerates–0.57%
Honeywell International, Inc.	48,031	10,856,447
		10,856,447
Industrial REITs–0.83%
Rexford Industrial Realty, Inc.	309,153	10,118,578
STAG Industrial, Inc.	162,677	5,866,132
		15,984,710
Insurance–2.23%
American Financial Group, Inc.	8,854	1,130,744
American International Group, Inc.	123,283	9,277,046
LVIP BlackRock Dividend Value Managed Volatility Fund–2

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
AMERISAFE, Inc.	2,569	$85,625
Arthur J Gallagher & Co.	57,203	12,389,026
Cincinnati Financial Corp.	19,956	3,140,076
CNA Financial Corp.	2,867	131,653
Erie Indemnity Co. Class A	3,246	815,752
Fidelity National Financial, Inc.	267,078	12,387,078
Old Republic International Corp.	28,930	1,154,307
Principal Financial Group, Inc.	25,409	2,289,605
		42,800,912
Interactive Media & Services–3.03%
Alphabet, Inc. Class C	101,252	29,045,149
Meta Platforms, Inc. Class A	50,838	29,085,945
		58,131,094
IT Services–0.82%
Accenture PLC Class A	78,941	15,653,211
		15,653,211
Leisure Products–0.91%
Hasbro, Inc.	186,975	17,500,860
		17,500,860
Machinery–0.83%
CNH Industrial NV	509,335	5,602,685
Fortive Corp.	142,253	7,863,746
Snap-on, Inc.	6,653	2,416,502
		15,882,933
Media–0.17%
Nexstar Media Group, Inc.	3,660	661,838
WPP PLC	845,648	2,644,739
		3,306,577
Metals & Mining–0.64%
Barrick Mining Corp.	140,101	5,714,720
Freeport-McMoRan, Inc.	112,655	6,621,861
		12,336,581
Multi-Utilities–2.11%
Dominion Energy, Inc.	320,212	19,795,506
DTE Energy Co.	140,842	20,593,917
		40,389,423
Oil, Gas & Consumable Fuels–8.31%
APA Corp.	45,470	1,929,747
BP PLC	4,326,540	33,862,981
Chevron Corp.	192,030	39,731,007
ConocoPhillips	157,146	20,743,272
Coterra Energy, Inc.	97,148	3,413,781
Devon Energy Corp.	79,508	4,000,842
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Partners LP	312,238	$11,815,086
EOG Resources, Inc.	69,630	10,066,409
EQT Corp.	239,769	15,258,899
HF Sinclair Corp.	20,056	1,251,294
Marathon Petroleum Corp.	38,298	9,351,606
Murphy Oil Corp.	17,260	711,975
ONEOK, Inc.	80,728	7,297,004
		159,433,903
Personal Care Products–0.01%
Interparfums, Inc.	2,416	219,469
		219,469
Pharmaceuticals–4.21%
AstraZeneca PLC	29,355	5,740,075
Bristol-Myers Squibb Co.	261,180	15,840,567
Johnson & Johnson	30,228	7,388,932
Merck & Co., Inc.	376,479	45,286,659
Sanofi SA	67,672	6,535,070
		80,791,303
Professional Services–1.56%
Automatic Data Processing, Inc.	51,684	10,501,155
Booz Allen Hamilton Holding Corp.	15,429	1,203,925
Broadridge Financial Solutions, Inc.	14,963	2,431,188
Insperity, Inc.	4,649	125,709
Korn Ferry	6,911	435,047
Paychex, Inc.	41,459	3,819,203
Robert Half, Inc.	12,893	327,482
SS&C Technologies Holdings, Inc.	163,143	11,023,573
		29,867,282
Residential REITs–0.44%
AvalonBay Communities, Inc.	51,034	8,336,404
		8,336,404
Semiconductors & Semiconductor Equipment–3.98%
†Intel Corp.	90,456	3,991,823
QUALCOMM, Inc.	136,866	17,625,603
Skyworks Solutions, Inc.	19,307	1,033,890
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	35,285	11,924,566
Texas Instruments, Inc.	215,379	41,813,679
		76,389,561
Software–2.01%
Microsoft Corp.	104,353	38,628,350
		38,628,350
LVIP BlackRock Dividend Value Managed Volatility Fund–3

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs–0.53%
Crown Castle, Inc.	123,712	$10,059,023
		10,059,023
Specialty Retail–2.22%
Best Buy Co., Inc.	24,969	1,603,010
Buckle, Inc.	4,002	201,541
Home Depot, Inc.	122,942	40,434,394
Penske Automotive Group, Inc.	2,323	347,335
		42,586,280
Technology Hardware, Storage & Peripherals–4.08%
Hewlett Packard Enterprise Co.	707,536	16,846,432
Samsung Electronics Co. Ltd. GDR	13,536	39,141,808
Western Digital Corp.	82,041	22,191,270
		78,179,510
Textiles, Apparel & Luxury Goods–0.00%
Oxford Industries, Inc.	1,867	71,898
		71,898
Tobacco–2.39%
Altria Group, Inc.	215,297	14,207,449
British American Tobacco PLC ADR	539,740	31,558,598
		45,766,047
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–1.93%
Fastenal Co.	147,248	$6,832,307
MSC Industrial Direct Co., Inc. Class A	5,916	545,869
Watsco, Inc.	4,522	1,645,059
WESCO International, Inc.	101,961	27,898,569
		36,921,804
Total Common Stock (Cost $1,485,916,114)		1,815,230,461
PREFERRED STOCK–0.67%
Henkel AG & Co. KGaA 3.06%	166,293	12,845,993
Total Preferred Stock (Cost $13,394,340)		12,845,993

MONEY MARKET FUND–4.27%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.60%)	81,954,749	81,954,749
Total Money Market Fund (Cost $81,954,749)		81,954,749

TOTAL INVESTMENTS–99.60% (Cost $1,581,265,203)	1,910,031,203
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.40%	7,664,173
NET ASSETS APPLICABLE TO 85,470,659 SHARES OUTSTANDING–100.00%	$1,917,695,376

†Non-income producing.
LVIP BlackRock Dividend Value Managed Volatility Fund–4

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2026:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
22	CME British Pound Currency Futures	$1,818,575	$1,841,802	6/15/26	$—	$(23,227)
21	CME Euro Foreign Exchange Currency Futures	3,041,194	3,050,227	6/15/26	—	(9,033)
27	CME Japanese Yen Currency Futures	2,137,725	2,141,846	6/15/26	—	(4,121)
					—	(36,381)
Equity Contracts:
2	CME E-mini Consumer Staples Select Sector Futures	166,400	164,783	6/18/26	1,617	—
8	CME E-mini Russell 1000 Value Index Futures	846,520	840,023	6/18/26	6,497	—
24	CME E-mini Russell 2000 Index Futures	3,014,640	3,073,652	6/18/26	—	(59,012)
52	CME E-mini S&P 500 Index Futures	17,083,950	17,492,330	6/18/26	—	(408,380)
63	CME E-mini S&P MidCap 400 Index Futures	21,397,950	21,241,550	6/18/26	156,400	—
47	Eurex EURO STOXX 50 Futures	2,985,156	3,091,972	6/19/26	—	(106,816)
14	FTSE 100 Index Futures	1,889,916	1,904,901	6/19/26	—	(14,985)
7	OSE Nikkei 225 Index Futures	2,256,514	2,302,672	6/11/26	—	(46,158)
					164,514	(635,351)
Total Futures Contracts					$164,514	$(671,732)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2026.

Summary of Abbreviations:
ADR–American Depositary Receipt
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
GDR–Global Depository Receipt
IT–Information Technology
OSE–Osaka Securities Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
LVIP BlackRock Dividend Value Managed Volatility Fund–5